Investment Objectives and Goals - Multi Trust Funds	Dec. 31, 2025
Natixis Loomis Sayles Focused Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Natixis Loomis Sayles Focused Growth ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s investment goal is long-term growth of capital.
Natixis Vaughan Nelson Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	Natixis Vaughan Nelson Select ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.